Unearned Revenue (Details) - Schedule of unearned revenue includes customer deposits and deferred revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of unearned revenue includes customer deposits and deferred revenue [Abstract]
Balance at January 1,	$ 564,227	$ 362,951
Revenue recognized	(39,702,714)	(37,752,173)
Amounts collected or invoiced	39,860,095	37,953,449
Balance at December 31,	$ 721,608	$ 564,227